SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Apr. 30, 2026
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”).

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiary, which include the Hong Kong-registered entities directly or indirectly owned by the Company. All transactions and balances among the Company and its subsidiary have been eliminated upon consolidation. The results of subsidiary acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities as at the date of the consolidated financial statements and reported amounts of income and expenses during the reporting periods. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of plant and equipment and interest rate of lease. Actual results may differ from these estimates.

Foreign currency translation

Foreign currency translation

The reporting currency and the functional currency of the Company is the United States Dollar (“US$”) and the accompanying consolidated financial statements have been expressed in US$. The functional currency of the Company’s subsidiaries is the local currency or U.S. dollar depending on the nature of the subsidiaries’ activities.

Since 1983, Hong Kong dollars have been pegged to United States Dollar at the rate of approximately HK$7.80 to US$1.00. The financial statements of the subsidiaries with Hong Kong dollars as functional currencies are translated into US$ using the exchange rate of HK$7.80 to US$1.00 as of the balance sheet date for assets and liabilities and for transactions.

Cumulative translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in shareholders’ equity. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Gains and losses from foreign currency transactions are included in the consolidated statements of operations.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Cash and cash equivalents

Cash and cash equivalents

The Company considers bank deposit and all highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents. The Company maintains bank accounts in Hong Kong. Management believes that the Company is not exposed to any significant credit risk on cash and cash equivalents.

Investments in trading securities

Investments in trading securities

Investments in equity securities with readily determinable fair values are measured at fair value in accordance with ASC 321, “Investments—Equity Securities.” Unrealized holding gains and losses and realized gains and losses are included in the consolidated statements of operations and comprehensive income. The Company classifies such investments as current assets when they are expected to be realized within one year.

ASC Topic 820, Fair Value Measurement, establishes a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1), followed by observable inputs other than Level 1 quoted prices (Level 2), and unobservable inputs (Level 3).

The Company’s trading securities consisted of open-ended money market funds whose fair values were determined using unadjusted daily prices published by the respective fund managers and made available through the Company’s securities broker. As the fund units may be subscribed for or redeemed daily at the published prices, these investments were classified within Level 1 of the fair value hierarchy. As of April 30, 2026, the aggregate fair value of these investments was US$102,365.

Equity Method Investments

Equity Method Investments

The Company accounts for investments over which it has the ability to exercise significant influence, but does not have a controlling financial interest, under the equity method in accordance with ASC 323, “Investments—Equity Method and Joint Ventures.” Under the equity method, an investment is initially recorded at cost and subsequently adjusted for the Company’s equity in the earnings or losses of the investee and distributions received. The Company evaluates an equity method investment for impairment when events or changes in circumstances indicate that a decline in value below its carrying amount may be other than temporary. If such a decline is determined to be other than temporary, the investment is written down to fair value and the impairment loss is recognized in earnings.

Accounts receivables, net

Accounts receivables, net

Accounts receivable mainly represent amounts due from clients for consulting services which are recorded net of allowance for the Company’s expected credit losses, if any.

The Company generally does not grant formal credit terms to the clients. The Company usually issues an invoice in respect of (i) consulting services after a pre-defined milestone under the mandate is achieved or upon completion of a transaction. Payments are required to be made within a reasonable period of time after the issuance of an invoice and are usually settled by cheque or via wire transfer within three months of the date of invoice.

The Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement on Credit Losses on Financial Instruments”, including certain subsequent amendments, transitional guidance and other interpretive guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11, ASU 2020-02 and ASU 2020-03 (collectively, including ASU 2016-13, “ASC 326”) on January 1, 2023 using the modified retrospective transition approach. ASC 326 introduces an approach based on expected losses to estimate the allowance for credit losses, which replaces the previous incurred loss impairment model. The adoption of the new standard did not have a material effect on the Company’s consolidated financial statements. The Company’s estimation of allowance for credit losses considers factors such as historical credit loss experience, age of receivable balances, current market conditions, reasonable and supportable forecasts of future economic conditions, as well as an assessment of receivables due from specific identifiable counterparties to determine whether these receivables are considered at risk or uncollectible.

The Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company considers factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts. The Company adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Credit risk

Credit risk

Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable and other current assets.

The Company believes that there is no significant credit risk associated with cash and cash equivalents, which were held by reputable financial institutions in the jurisdictions where the Company and its subsidiary are located. The Hong Kong Deposit Protection Board pays compensation up to a limit of HK$500,000 (approximately US$64,356) if the bank with which an individual/a company hold its eligible deposit fails and with effective from October 1, 2024, the protection limit was increased to HK$800,000 (approximately US$102,969).

The Company has established credit policies designed to minimize its exposure to credit risk. The Company conducts credit evaluations of its customers and generally does not require collateral or other security. Certain long-outstanding accounts receivable are subject to increased credit risk due to deterioration in collectibility. The Company recognizes an allowance for expected credit losses in accordance with ASC 326 based on historical loss experience, current conditions, reasonable and supportable forecasts, the aging of receivables and customer-specific credit factors. Accounts receivable are written off when they are deemed uncollectible.

Deferred offering costs

Deferred offering costs

The Company follows the requirements of the FASB ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of offering”. Deferred initial public offering costs consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to the intended initial public offering (“IPO”). Deferred initial public offering costs will be charged to shareholders’ equity netted against the proceeds upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Contract liabilities

Contract liabilities

The Company bills its clients based upon contractual schedules. The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities. Contract liabilities represent the upfront payments received upon signing of the advances from clients related to consulting services. Contract liabilities represent consideration received or due from customers before the related performance obligations are satisfied.

Revenue recognized during the years ended April 30, 2026, 2025 and 2024 that was included in the contract liability balance at the beginning of the respective year amounted to US$13,743, US$104,410 and nil, respectively.

Lease

Lease

ASC 842 supersedes the lease requirements in ASC 840 “Leases”, and generally requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. All leases in the Company are accounted for as operating leases.

We determine if an arrangement is a lease at inception. On our balance sheet, our office lease is included in operating lease right-of-use (“ROU”) asset, current portion of operating lease liability and operating lease liability, net of current portion.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. For leases that do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We use the implicit rate when readily determinable. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Significant judgment may be required when determining whether a contract contains a lease, the length of the lease term, the allocation of the consideration in a contract between lease and non-lease components, and the determination of the discount rate included in our office lease. We review the underlying objective of each contract, the terms of the contract, and consider our current and future business conditions when making these judgments.

Any lease with a term of 12 months or less is considered short-term. As permitted by ASC 842, short-term leases are excluded from the ROU asset and lease liabilities on the consolidated balance sheets. Consistent with all other operating leases, short-term lease expense is recorded on a straight-line basis over the lease term.

The Company has elected to not treat the concessions as lease modifications and will instead account for the lease concessions as if they were contemplated as part of the existing leases. The Company has recorded negative variable lease expense and adjusted lease liabilities at the point in which the rent concession has become accruable.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset Company and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended April 30, 2026, 2025 and 2024, the Company did not have any impairment loss against its operating lease right-of-use assets.

Fair value measurements

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 —	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 —	Other inputs that are directly or indirectly observable in the marketplace
Level 3 —	Unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts and other receivable, deposits, amounts due to related parties, other payables and lease liabilities approximate their fair values because of their generally short maturities.

Revenue recognition

Revenue recognition

The Company applied ASC Topic 606 “Revenue from Contracts with Customers” (“ASC 606”) for all periods presented.

Step 1:	Identify the contract(s) with a customer.

Step 2:	Identify the performance obligations in the contract.

Step 3:	Determine the transaction price – The transaction price is the amount of consideration in a contract to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer.

Step 4:	Allocate the transaction price to the performance obligations in the contract – Any entity typically allocates the transaction price to each performance obligation on the basis of the relative standalone selling prices of each distinct good or service promised in the contract.

Step 5:	Recognize revenue when (or as) the entity satisfies a performance obligation – An entity recognizes revenue when (or as) it satisfies a performance obligation by transferring a promised good or service to a customer (which is when the customer obtains control of that good or service). The amount of revenue recognized is the amount allocated to the satisfied performance obligation. A performance obligation may be satisfied at a point in time (typically for promises to transfer goods to a customer) or over time (typically for promises to transfer service to a customer).

The Company has elected to apply the practical expedient in ASC 606-10-50-14 and, therefore, does not disclose information about remaining performance obligations that have original expected durations of one year or less.

The Company’s principal revenue stream consists of consultancy income, including advisory services and accounting services. The Company recognizes revenue on a gross basis when it acts as the principal in providing the services to its customers.

Revenue from advisory services is recognized at a point in time, when control of the consultancy report is transferred to the customer, which occurs upon delivery of the report, typically via email. The Company’s contracts do not include rights of return or refund provisions, and such occurrences have historically been insignificant. Payment terms are generally due within three months following the delivery of the report.

Revenue from accounting services is recognized over time because the customer simultaneously receives and consumes the benefits of the services as they are performed. The Company measures progress based on the actual services performed during the engagement period, supported by project correspondence, accounting records processed, and other periodic accounting deliverables provided to the customer.

Cost of revenue

Cost of revenue

Cost of revenue is primarily comprised of the direct labor costs of our R&D team and other direct costs associated with providing consulting services. All direct costs associated with consulting services are expensed as incurred.

Administrative expenses	Administrative expenses Administrative expenses mainly consist of audit fees, staff costs, office expenses, legal and professional fees, entertainment and amortization on right-of-use assets.
Employee benefits

Employee benefits

The principal employee’s retirement scheme is under the Hong Kong Mandatory Provident Fund Schemes Ordinance. Contributions are made by both the employer and the employee at the rate of 5% on the employee’s relevant salary income, subject to a cap of monthly relevant income of approximately HK$30,000 (approximately US$3,861).

During the years ended April 30, 2026, 2025 and 2024, the total amount charged to the consolidated statements of operations in respect of the Company’s costs incurred on the Mandatory Provident Fund Scheme were US$32,423, US$4,856 and US$799 respectively. The amounts were included in cost of revenue and administrative expenses.

Income tax

Income tax

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Company believes there were no uncertain tax positions as of April 30, 2026, 2025 and 2024, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months. The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.

Related parties

Related parties

The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

Segment reporting

Segment reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.

Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280.

Earnings per Share

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common share outstanding for the period. Diluted EPS presents the dilutive effect on a per-share basis of the potential Ordinary Shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential Ordinary Shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. During the years ended April 30, 2026, 2025 and 2024, there were no dilution impact.

Recently Issued Accounting Standards, not yet Adopted by the Company

Recently Issued Accounting Standards, not yet Adopted by the Company

Other accounting standards that have been issued by FASB that do not require adoption until a future date Company is currently evaluating the potential impact of these standards on its consolidated financial statements, including the consolidated balance sheets, statements of income and comprehensive income, cash flows or disclosures. The Company will disclose the expected effects of these standards if there will be a material impact on the consolidated financial statements upon adoption.